Long-term debt	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Long-term debt
6. Long-term debt

	As at
	September 30, 2020	December 31, 2019
Bankers’ acceptances and prime rate loans	$395	$399
Senior secured notes – 2008 Notes
6.40%, US$4 million, maturing November 30, 2021	5	5
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing November 30, 2021	13	13
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing November 30, 2021	18	17
4.98%, US$6 million, maturing November 30, 2021	8	8
5.23%, US$2 million, maturing November 30, 2021	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	16	16

Total long-term debt	$458	$461

Current portion	$—	$434
Long-term portion	$458	$27

As a result of entering into amending agreements with our banking syndicate in 2020 and the extension of the term-out
period to November 30, 2021, the Company’s syndicated credit facility was classified as non-current
on September 30, 2020.
Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at
	September 30, 2020	December 31, 2019
Weighted average remaining life (years)	1.2	1.5
Weighted average interest rate	5.2%	5.7%

The Company has a reserve-based syndicated credit facility with an underlying borrowing base and amount available to be drawn of $550 million and $450 million, respectively. The revolving period of the syndicated credit facility ends on January 29, 2021, with the end date of the term period on November 30, 2021. The syndicated credit facility is subject to a semi-annual borrowing base redetermination in May and November of each year. The last two amending agreements are described below.

a.
In September 2020, the Company entered into an amending agreement with our lenders. Under the agreement, the syndicated credit facility continued to be available on a revolving basis until October 31, 2020, subject to further extensions, with the end date of the term period set at November 30, 2021. In connection with the extension, the lenders had the option to complete a borrowing base redetermination on October 31, 2020.

b.
Subsequent to September 30, 2020, the Company entered into an amending agreement with our lenders which extended the revolving period of the syndicated credit facility to January 29, 2021, subject to further extensions. The end date of the term period remains at November 30, 2021. In connection with the extension, the lenders have the option to complete a borrowing base redetermination on January 29, 2021. Additionally, the lenders have elected to not proceed with the borrowing base redeterminations on October 31, 2020 and on November 30, 2020.

In 2020, the Company agreed with holders of our senior notes to move the maturity dates of the notes due on March 16, 2020, May 29, 2020, December 2, 2020, December 2, 2022 and December 2, 2025 to November 30, 2021.
In September 2019, the Company announced the initiation of a formal strategic alternative process to maximize shareholder value, and this process continues. Such strategic alternatives may include, but are not limited to, a corporate sale, merger or other business combination, a disposition of all or a portion of the Company’s assets, a recapitalization, a refinancing of our capital structure, or any combination of the foregoing. On September 21, 2020, the Company formally launched an offer to purchase all issued and outstanding common shares of Bonterra Energy Corp. (“Bonterra”) for consideration of two common shares of Obsidian Energy for each Bonterra common share. The offer is open until 5:00pm (Mountain Standard Time) on January 4, 2021, unless extended, accelerated or withdrawn. The Company continues to pursue strategic alternatives however there can be no guarantees on the outcome. The outcome of the strategic review process as well as various factors such as government regulations and the commodity price environment lead to risk and uncertainty around revolving period reconfirmations and the terms of future renewals for the syndicated credit facility.
Drawings on the Company’s bank facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at September 30, 2020, 86 percent (December 31, 2019 – 87 percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.
At September 30, 2020, letters of credit totaling $5 million were outstanding (December 31, 2019 – $8 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.
Financing expense consists of the following:

	Three months ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Interest on long-term-debt	$5	$8	$19	$22
Advisor fees	2	2	8	3
Unwinding discount on lease liabilities	—	2	1	6

Financing	$7	$12	$28	$31

Obsidian Energy records unrealized foreign exchange gains or losses on our senior notes as amounts are translated into Canadian dollars at the rate of exchange in effect at the balance sheet date. Realized foreign exchange gains or losses are recorded upon actual repayment of senior notes. The split between realized and unrealized foreign exchange is as follows:

	Three months ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Realized foreign exchange loss	$—	$—	$—	$3
Unrealized foreign exchange loss (gain)	(2)	1	1	(5)

Foreign exchange loss (gain)	$(2)	$1	$1	$(2)

The Company is subject to Senior debt and Total debt to Capitalization financial covenants with a maximum ratio of 75%, as more specifically defined in the applicable lending agreements. At September 30, 2020, the Company was in compliance with our financial covenants under such lending agreements.